SCUDDER
INVESTMENTS(SM)
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Government Securities Portfolio

Scudder Government
Cash Institutional Shares
Fund #144

Government Cash
Managed Shares
Fund #244



Annual Report
March 31, 2000



The portfolio seeks to provide maximum
current income consistent with stability of capital.




Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Scudder Institutional Funds,
Client Services
Telephone: 800 537 3177
E-mail: ifunds@scudder.com
http://institutionalfunds.scudder.com

This report is not to be distributed unless preceded or accompanied by a Government
Securities Portfolio prospectus.

Dear Shareholder:

Over the past six months, we saw very strong U.S. economic conditions. The unemployment rate in the U.S. continued to decline and consumer confidence remained strong. In addition, the economies of both Europe and Asia appeared to be in recovery. This prompted the Federal Reserve Board ("the Fed") to raise interest rates a total of 75 basis points (.75%) in this period.

In the fourth quarter we took a defensive position with the Funds. By keeping average maturity relatively short, we were able to take advantage of additional rate increases as they occurred. Also in consideration of the uncertainties associated with the calendar change to a new millennium, including general concern of whether or not systems would function formally, we felt that we should be cautious. Therefore, we positioned the Funds to provide liquidity for investors when and if they needed it. As 1999 came to a close, it became clear the Fund was appropriately positioned. Also, markets were calm given that the Fed provided ample liquidity to assure that they functioned routinely in the final months of 1999.

The first quarter started out quietly after an uneventful passage into the New Year, but underlying economic and financial trends quickly breached the tranquility. The Fed raised its target for the Federal Funds rate to 6% through 25 basis point increases in February and March. This was in response to very strong economic growth, increasingly tight labor markets, and emerging signs of inflationary pressures, particularly for energy, housing and medical costs.

Our approach was to quickly capture rising rate levels. Premiums for longer maturities did not provide sufficient income rewards for extension. Therefore, we emphasized repurchase agreements and other short maturities. The result was average life declined to the shorter end of our defensive maturity range.

We feel most of the Fed's tightening going forward will occur over the next several months, perhaps another 50 to 75 basis points. Economic growth is the catalyst. In this regard, recent stock market volatility may temper both Fed activities and consumer confidence. The current risk, however, is the Fed may exert an even higher degree of monetary restraint, especially if the economic growth remains excessive and inflationary pressures become more apparent.

Considering this outlook, we favor a continuation of a defensive, short average life policy in this rising rate scenario. This type of strategy will allow us to offer you attractive yield potential with a high degree of stability, making the Funds an excellent place for you to invest.

/s/Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Market Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University, Chicago.

Fund Results

For the year ended March 31, 2000
------------------------------------------------------------
                                                 Net Yield
------------------------------------------------------------
Government Securities Portfolio:
   Institutional Shares                           5.75%
------------------------------------------------------------
Managed Shares                                    5.44%
------------------------------------------------------------


Notes

Like all money market funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only for the six-month period ending March 31, 2000. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at March 31, 2000

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 47.8%
---------------------------------------------------------------------------------------------------------------------
Bear, Stearns Cos., Inc.
   5.87%, 4/13/2000, to be repurchased at $10,021,197                                  $   10,000,000 $   10,000,000
---------------------------------------------------------------------------------------------------------------------
Bear, Stearns Cos., Inc.
   5.95%, 4/5/2000, to be repurchased at $10,008,264                                       10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Bear, Stearns Cos., Inc.
   6.30%, 4/3/2000, to be repurchased at $15,007,875                                       15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Chase Securities, Inc.
   6.12%, 4/5/2000, to be repurchased at $35,029,750                                       35,000,000     35,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Cos., Inc.
   6.07%, 4/3/2000, to be repurchased at $12,006,070                                       12,000,000     12,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Cos., Inc.
   6.08%, 4/4/2000, to be repurchased at $13,008,782                                       13,000,000     13,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Cos., Inc.
   6.09%, 4/6/2000, to be repurchased at $30,030,450                                       30,000,000     30,000,000
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.
   5.86%, 4/11/2000, to be repurchased at $10,017,906                                      10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.
   5.87%, 4/17/2000, to be repurchased at $25,069,299                                      25,000,000     25,000,000
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.
   5.91%, 4/3/2000, to be repurchased at $20,009,850                                       20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company,
   6.05%, 4/3/2000, to be repurchased at $15,770,947                                       15,763,000     15,763,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $195,763,000) (b)                                                       195,763,000
---------------------------------------------------------------------------------------------------------------------

Short-Term Notes -- 52.2%
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.36%*, 4/4/2000                                                 15,000,000     14,996,327
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.12%, 5/17/2000                                                   13,000,000     13,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.05%*, 4/1/2000                                                   14,500,000     14,499,922
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.05%*, 4/1/2000                                                   21,000,000     20,999,831
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.27%*, 4/5/2000                                                   10,000,000     10,003,483
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%, 2/9/2001                                                     4,500,000      4,500,405
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.75%, 4/4/2000                                          30,000,000     29,985,700


    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.82%*, 4/10/2000                                    $   10,000,000 $    9,992,628
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.88%*, 4/18/2000                                        30,000,000     29,997,435
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.79%, 4/6/2000                                     12,637,000     12,626,943
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.93%*, 6/6/2000                                     2,000,000      1,999,478
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.17%*, 4/1/2000                                    15,000,000     14,998,029
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.55%, 3/20/2001                                     4,000,000      3,999,884
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.58%, 2/22/2001                                     4,500,000      4,495,635
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 5.85%*, 4/2/2000                                         5,000,000      5,000,907
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 5.85%*, 4/2/2000                                        13,000,000     12,999,189
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 6.65%*, 4/4/2000                                       10,000,000     10,010,582
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $214,106,378)                                                                214,106,378
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $409,869,378) (a)                                           $  409,869,378
---------------------------------------------------------------------------------------------------------------------


Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a)      Cost for federal income tax purposes was $409,869,378.

(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of March 31, 2000. The dates shown represent the demand date or next interest rate change date.



    The accompanying notes are an integral part of the financial statements.

Financial Statements

---------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------

As of March 31, 2000
---------------------------------------------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolio of investments):
   Short-term notes                                                                                   $  214,106,378
---------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                                    195,763,000
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                              --
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                        2,909,309
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                      --
                                                                                                      --------------
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             412,778,687
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                                        169,373
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                            709,866
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                                 500
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                        36,097
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                          259,249
                                                                                                      --------------
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          1,175,085
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $  411,603,602
---------------------------------------------------------------------------------------------------------------------

Net Asset Value
---------------------------------------------------------------------------------------------------------------------

Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                              106,149,790
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               106,149,790
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Managed Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                               41,161,412
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                41,161,412
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                              264,292,400
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               264,292,400
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statement of Operations
---------------------------------------------------------------------------------------------------------------------

Year ended March 31, 2000
---------------------------------------------------------------------------------------------------------------------

Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                              $   19,706,090
                                                                                                      --------------
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                               560,500
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                      50,545
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                39,915
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                 364,436
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                      34,666
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                                          9,313
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                   23,596
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                       15,887
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                             97,501
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         11,675
                                                                                                      --------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                  1,208,034
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                          (280,787)
                                                                                                      --------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                     927,247
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     18,778,843
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                  $   18,778,843
---------------------------------------------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------

                                                                                             Year Ended March 31,
                                                                                            2000           1999
---------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   18,778,843 $   18,029,046
                                                                                       -----------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       18,778,843     18,029,046
                                                                                       -----------------------------
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income (Service Shares)                                                   (17,276,445)   (18,029,046)
                                                                                       -----------------------------
---------------------------------------------------------------------------------------------------------------------
Net investment income (Institutional Shares)                                              (1,125,511)              --
                                                                                       -----------------------------
---------------------------------------------------------------------------------------------------------------------
Net investment income (Managed Shares)                                                      (376,887)              --
---------------------------------------------------------------------------------------------------------------------

Fund share transactions at net asset value of $1.00 per share:

Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               1,052,619,885  1,521,330,211
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              13,956,065     14,748,941
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,292,410,523)(1,358,146,000)
                                                                                       -----------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                      (225,834,573)    177,933,152
---------------------------------------------------------------------------------------------------------------------

Institutional Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 125,102,009             --
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                  61,095             --
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (19,013,314)             --
                                                                                       -----------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                        106,149,790             --
---------------------------------------------------------------------------------------------------------------------

Managed Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                  60,507,562             --
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                  12,963             --
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (19,359,113)             --
                                                                                       -----------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         41,161,412             --
                                                                                       -----------------------------
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                        (78,523,371)    177,933,152
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         490,126,973    312,193,821
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  411,603,602 $  490,126,973
---------------------------------------------------------------------------------------------------------------------


(a) For the period November 17, 1999 (commencement of operations) to March 31, 2000.



    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio -- Institutional Shares
---------------------------------------------------------------------------------------------------------------------

                                                                                                          2000(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                   $    1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                        .02
---------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                                               (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                         $    1.00
---------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                            2.07**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                                  106,150
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                              .22*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                               .22*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                                          5.75*
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio -- Managed Shares
---------------------------------------------------------------------------------------------------------------------
                                                                                                          2000(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                   $    1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                        .02
---------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                                               (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                         $    1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                                            1.96**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                                   41,161
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                              .51*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                               .51*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                                          5.44*
---------------------------------------------------------------------------------------------------------------------


*        Annualized

**       Not annualized

(a) For the period November 17, 1999 (commencement of operations) to March 31, 2000.




    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. Significant Accounting Policies

Investors Cash Trust -- Government Securities Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund currently offers multiple classes of shares that include Service Shares, Institutional Shares, and Managed Shares. Certain detailed financial information for the Service Shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of .15% of average daily net assets. For the year ended March 31, 2000, the Fund incurred the following management fees:


                                                        Management
                                           Management   fee waived
                                               fee      by Scudder   Effective
                                           imposed ($)  Kemper ($)    rate (%)
--------------------------------------------------------------------------------
Government Securities Portfolio              560,500           --       .15
--------------------------------------------------------------------------------


Administrative Services Agreement. The Fund has an administrative services agreement with Kemper Distributors, Inc. ("KDI"). KDI provides information and administrative services to the Service Shares and Managed Shares of the Fund at an annual fee of up to .25% of average daily net assets. For the year ended March 31, 2000, the Fund incurred fees as follows:

                                                        ASF fee    Unpaid at
                                           ASF fee     waived by   March 31,
                                         imposed ($)    KDI ($)     2000 ($)
------------------------------------------------------------------------------
Service Shares                               72,364     274,312       30,530
------------------------------------------------------------------------------
Managed Shares                               17,760          --           --
------------------------------------------------------------------------------


KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. KDI pays these firms at an annual rate of up to .15% of average daily net assets.

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. For the year ended March 31, 2000, KSvC received shareholder services fees of $50,545, of which $18,138 was unpaid at March 31, 2000.

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. For the year ended March 31, 2000, the Fund made no payments to its officers and incurred trustees' fees of $23,596 to independent trustees.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian and transfer agent fees were reduced by $5,471 and $1,059, respectively.

4. Line of Credit

The Fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Report of Independent Auditors

The Board of Trustees and Shareholders
Investors Cash Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Cash Trust (comprising the Government Securities and Treasury Portfolios) (the "Fund"), as of March 31, 2000, the related statements of operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Investors Cash Trust at March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1996, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois                                         /s/Ernst + Young LLP
May 9, 2000

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